Income taxes (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Net tax expense	$ 1,942	$ 1,998	$ 1,583
Effective tax rate	20.20%
Projected Tax Rate	24.00%
Deferred tax assets	$ 9,389	8,876
Net tax expense / (benefit) recognized in other comprehensive income	(1,116)	(479)
Unrecognized tax losses carried forward for which no deferred tax asset recognised	32,091	34,690
UK
Entity [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	14,332	14,909
United States
Entity [Table]
Deferred tax assets	8,294	8,521
Unrecognized tax losses carried forward for which no deferred tax asset recognised	13,350	14,870
Other locations
Entity [Table]
Deferred tax assets	1,095	355
Unrecognized tax losses carried forward for which no deferred tax asset recognised	4,409	4,911
Swiss
Entity [Table]
Net tax expense	715	714	598
Current tax expense / (benefit)	730	680	482
Deferred tax expense / (benefit)	(15)	34	116
Non-Swiss
Entity [Table]
Net tax expense	1,227	1,284	985
Current tax expense / (benefit)	718	884	749
Deferred tax expense / (benefit)	509	400	236
Deferred tax expense / (benefit) resulting from the net upward remeasurement of DTAs for certain entities	(169)
Amortisation of deferred tax assets	678
UBS AG
Entity [Table]
Net tax expense	$ 1,844	1,903	1,488
Effective tax rate	20.60%
Projected Tax Rate	24.00%
Deferred tax assets	$ 9,354	8,839
Net tax expense / (benefit) recognized in other comprehensive income	(1,095)	(455)
Unrecognized tax losses carried forward for which no deferred tax asset recognised	32,091	34,690
UBS AG | UK
Entity [Table]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	14,332	14,909
UBS AG | United States
Entity [Table]
Deferred tax assets	8,294	8,521
Unrecognized tax losses carried forward for which no deferred tax asset recognised	13,350	14,870
UBS AG | Other locations
Entity [Table]
Deferred tax assets	1,060	318
Unrecognized tax losses carried forward for which no deferred tax asset recognised	4,409	4,911
UBS AG | Swiss
Entity [Table]
Net tax expense	642	640	524
Current tax expense / (benefit)	664	614	417
Deferred tax expense / (benefit)	(22)	26	107
UBS AG | Non-Swiss
Entity [Table]
Net tax expense	1,202	1,263	963
Current tax expense / (benefit)	689	857	715
Deferred tax expense / (benefit)	513	$ 406	$ 248
Deferred tax expense / (benefit) resulting from the net upward remeasurement of DTAs for certain entities	(169)
Amortisation of deferred tax assets	$ 678